Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details) (10-K)		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Nov. 30, 2019	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Expected provision (benefit) at statutory rate	(35.00%)	(21.00%)	(21.00%)	(28.00%)
State taxes, net of federal tax benefit			(4.40%)	0.00%
Change in federal rate				7.00%
Permanent differences-stock based compensation			15.00%
Increase in valuation allowance			10.40%	21.00%
Total provision (benefit) for income taxes			0.00%	0.00%